Acquisitions and disposals - Summary of Financial Information Relating to Discontinued Operations (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Information Relating To Discontinued Operations [Line Items]
Turnover	£ 29,324.0	£ 24,696.0	£ 24,354.0
Profit before tax	5,628.0	3,599.0	5,170.0
Taxation	707.0	83.0	67.0
Tax rate %	1,069.0	685.0	984.0
(Loss)/profit after taxation from discontinued operations: Consumer Healthcare until 18 July 2022	10,700.0	1,580.0	1,285.0
Remeasurement of discontinued operations distributed to shareholders on demerger	(7,651.0)	0.0	0.0
Non-controlling interest in discontinued operations	205.0	511.0	409.0
Earnings attributable to shareholders from discontinued operations	£ 10,495.0	£ 1,069.0	£ 876.0
Earnings per share from discontinued operations	£ 2.606	£ 0.267	£ 0.22
Discontinued operations [member]
Disclosure of Financial Information Relating To Discontinued Operations [Line Items]
Turnover	£ 5,581.0	£ 9,418.0	£ 9,745.0
Expense	(4,730.0)	(7,575.0)	(7,947.0)
Profit before tax	851.0	1,843.0	1,798.0
Taxation	(235.0)	(263.0)	(513.0)
Tax rate %	27.6	14.3	28.5
(Loss)/profit after taxation from discontinued operations: Consumer Healthcare until 18 July 2022	616.0	1,580.0	1,285.0
Other gains/(losses) on demerger	2,433.0	0.0	0.0
Remeasurement of discontinued operations distributed to shareholders on demerger	7,651.0	0.0	0.0
Profit after taxation on demerger of discontinued operations	10,700.0	1,580.0	1,285.0
Non-controlling interest in discontinued operations	205.0	511.0	409.0
Earnings attributable to shareholders from discontinued operations	£ 10,495.0	£ 1,069.0	£ 876.0
Earnings per share from discontinued operations	£ 260.6	£ 26.7	£ 22